/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , June 30, 1999

MFS Charter Income Trust
Date        Identification   Shares           Repurchase       NAV       Broker
            of Security      Repurchased      Price
6/30/99     Shares of        9,100            8.75             9.95      Merrill
            Beneficial                                                   Lynch
            Interest















Total Shares Repurchased:  9,100
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer